Common and preferred shares and other equity instruments - Schedule of Common Shares Issued (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2022 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 50,382
Balance at end of year	$ 53,213	$ 50,382
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	906,040,097	901,655,952
Equity-settled share-based compensation plans | shares	548,516	1,559,629
Shareholder investment plan, Number of shares | shares	21,455,322	2,272,831
Employee share purchase plan, Number of shares | shares	3,081,055	2,302,876
Number of shares issued, Number of shares | shares	931,124,990	907,791,288
Purchase of common shares for cancellation, Number of shares | shares		(1,800,000)
Treasury shares, Number of shares | shares	(26,049)	48,809
Ending balance, Number of shares | shares	931,098,941	906,040,097
Balance at beginning of year	$ 14,726	$ 14,351
Equity-settled share-based compensation plans	27	85
Shareholder investment plan, Amount	1,155	153
Employee share purchase plan, Amount	176	163
Number of shares issued, Amount	16,084	14,752
Purchase of common shares for cancellation, Amount		(29)
Treasury shares, Amount	(2)	3
Balance at end of year	$ 16,082	$ 14,726